Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments
Marketable securities	$ 74,600
Fair Value
Financial Instruments
Cash and cash equivalents	293,331	$ 267,668
Marketable securities	74,600
Book Value
Financial Instruments
Cash and cash equivalents	293,331	267,668
Marketable securities	74,600
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	161,500	175,250
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	161,500	175,250
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	263,094	255,868
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	$ 262,766	$ 262,766